Consolidated statements of operations (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	€ 612,277	€ 1,418,067	€ 1,634,334
Cost of sales	(397,727)	(977,638)	(1,063,708)
Gross profit	214,550	440,429	570,626
Operating expenses:
Selling, general and administrative	(94,776)	(200,799)	(174,107)
Research and development, net	(75,391)	(149,219)	(129,400)
Amortization of other intangible assets	(696)	(1,264)	(911)
Impairment charge property, plant and equipment and assets held for sale	(796)	0	(8,038)
Restructuring expenses	(2,473)	(891)	0
Total operating expenses	(174,132)	(352,173)	(312,455)
Operating income:
Gain on bargain purchase	0	0	109,279
Result from operations	40,418	88,256	367,450
Interest income	972	1,989	2,902
Interest expense	(2,943)	(12,113)	(13,497)
Loss resulting from early extinguishment of debt	0	(2,209)	(824)
Accretion interest expense convertible notes	0	(4,469)	(4,401)
Revaluation conversion option	0	0	(4,378)
Foreign currency exchange gains (losses), net	(8,158)	(3,957)	5,604
Result on investments and associates	1,030,132	(766)	0
Earnings before income taxes	1,060,421	66,731	352,855
Income tax expense	(11,121)	(26,300)	(36,692)
Net earnings	1,049,300	40,431	316,164
Allocation of net earnings:
Shareholders of the parent	1,051,893	7,149	186,770
Non-controlling interest	€ (2,593)	€ 33,282	€ 129,394
Share data:
Basic net earnings per common share (EUR)	€ 16.60	€ 0.13	€ 3.38
Diluted net earnings per common share (EUR)	€ 16.35	€ 0.13	€ 3.16
Weighted average number of shares used in computing per share amounts (thousand):
Basic (in shares)	63,202	56,108	55,210
Diluted (in shares)	64,196	56,767	64,682